FAIR VALUE MEASUREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 8,197,290	$ 383,289	$ 1,208,340
Weighted average cost of capital	24.00%
Goodwill, Impairment Loss	$ 8,107,014
Recurring basis
Assets and liabilities measured and recorded at fair value on a recurring and non-recurring basis [Line Items]
Financial assets and liabilities	$ 0	$ 0	$ 0